                                          OPPENHEIMER EUROPE FUND
                                   Supplement dated July 1, 2002 to the
                                    Prospectus dated December 28, 2001

The Prospectus is changed as follows:

1.       The prospectus supplement dated April 2, 2002 is deleted and replaced by this supplement.

2.       The  section  titled  "What Does the Fund  Mainly  Invest  in?" on page 3 of the  prospectus  is deleted in its  entirety  and replaced with the following:

         WHAT DOES THE FUND MAINLY INVEST IN?  Under normal market conditions, the Fund will invest at least 80% of its net assets
         (plus any borrowings for investment purposes) in common stocks of European companies.  The Fund currently invests mainly in common stocks of companies in developed European markets, such as France, Germany and England. The Fund can also invest in emerging European markets, such as Hungary, Poland and the Czech Republic.  These investments are more fully explained in
         "About the Fund's Investments," below.

3.       The section titled "How Does the Portfolio Manager Decide What Securities to Buy or Sell?" on page 3 of the prospectus is deleted in its entirety and replaced with the following

         HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the portfolio managers use a "bottom up" approach to seek stocks of European companies they believe have high growth potential.  They mainly rely on fundamental analysis of a company's financial statements, management structure, operations and product development, and consider factors affecting the industry of which the issuer is part. While the selection criteria employed can change over time, they currently look for companies with:

o        management that has a proven record,
o        relatively stable or established businesses in established markets, that are entering into a growth cycle, and
o        strong earnings growth, above-average yield, and below-average market valuation.

         In applying these and other selection criteria, the portfolio managers consider the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.  The portfolio managers do not invest a fixed amount of the Fund's assets using these themes, which can change over time.

4.       The footnote under the table, "Annual Fund Operating Expenses" on page 7 of the prospectus is deleted and replaced with the following:

         Expenses may vary in future years.  "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. The Class N 12b-1 Fees paid by the Fund are 0.50%, on an annual basis. For the period from
         March 1, 2001 when Class N shares were first offered until the Fund's fiscal year-end of August 31, 2001, no Class N 12b-1 fees were paid by the Fund. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001.  That undertaking may be amended or withdrawn at any time.  The "Other Expenses" for Class Y shares in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund.  After the waiver, the actual "Other Expenses" and "Total
         Annual Operating Expenses" as percentages of average daily net assets were 0.64% and 1.44%, respectively for Class Y shares.
         Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.10% or
         0.05%, as the case may be, of the Fund's average daily net assets until the Fund's trailing one year performance percentile at the end of the preceding quarter is in at least the fourth quintile or the third quintile, as the case may be, of the
         Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time.

5.       The paragraph titled "Portfolio Manager" on page 11 of the prospectus is deleted in its entirety and replaced with the following:

         Portfolio Management. The Fund is managed by a portfolio management team comprised of investment professionals selected from the Manager's global team in its equity portfolio department. This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio. Randall Dishmon, an Assistant Vice President of the Manager who joined the
         Manager in June 2001, coordinates decisions by that team. Certain members of the Fund's portfolio management team have portfolio management responsibilities for other Oppenheimer funds.

6.       The commission payments to broker-dealers on purchases of Class A shares subject to a contingent deferred sales charge by grandfathered  retirement accounts has changed.  Therefore,  the fourth sentence of the first paragraph  under "How Can You Buy Class A Shares?  - Class A Contingent  Deferred Sales Charge" on page 17 is deleted and replaced with the following sentence:  "For grandfathered  retirement  accounts,  the concession is 0.75% of the first $2.5 million of purchases plus
0.25% of purchases in excess of $2.5 million."

7.       The section  captioned  "Distribution  and Service  (12b-1)  Plans - Service Plan for Class A Shares" on page 19 is revised by adding the following after the third sentence in that  paragraph:  "With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by  grandfathered  retirement  accounts,  the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year,  the  Distributor pays the service fee to dealers on a quarterly basis."

July 1, 2002                                                                            261PS015

                                          OPPENHEIMER EUROPE FUND
                                   Supplement dated July 1, 2002 to the
                                   Statement of Additional Information
                                          dated December 28, 2001,
                                        revised as of April 2, 2002

The Statement of Additional Information is changed as follows:

1.       The supplement dated April 2, 2002 is deleted and replaced by this supplement.

2.  The following paragraph under the section "Trustees and Officers of the Fund," on page 24, is removed:

                  Shanquan Li, Vice President and Portfolio Manager, Age: 47.
                  498 Seventh Avenue, New York, New York 10018
                  Vice President of the Manager (since November 1998); an officer and portfolio manager of other Oppenheimer funds;
                  formerly Assistant Vice President of the Manager (January 1997 - November 1998); prior to joining the Manager in
                  November 1995, he was a Senior Quantitative Analyst in the Investment Management Policy Group of Brown Brothers
                  Harriman & Co. (February 1991 - October 1995).

3.        The section captioned "Distribution and Service Plans - Class A Service Plan" on
page 32 is revised by adding the  following to the end of the first  paragraph:  "With  respect to purchases of Class A shares  subject to a contingent  deferred sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001  ("grandfathered retirement  accounts"),  the Distributor currently intends to pay the service fee to Recipients in advance for the first year after the shares are  purchased.  After the first year  shares are  outstanding,  the  Distributor  makes  service  fee  payments  to  Recipients quarterly on those  shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares purchased by grandfathered  retirement accounts are redeemed during the first year after their  purchase,  the  Recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

July 1, 2002                                                                    261PX005